Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The consolidated financial statements of the Company include the financial statements of the Company, its subsidiaries and VIE in which the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Company obtained control and continues to be consolidated until the date that such control ceases. Subsidiary company is consolidated using the merger method of accounting as the business combination of this subsidiary company involved an entity under common control. All intercompany balances and transactions between the Company and its subsidiaries have been eliminated in consolidation.

Below is the organization chart of the Group.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Foreign Currency Translation and Transactions

The Company uses United States dollars (“$”) as reporting currency. The functional currency of company’s subsidiary incorporated in Labuan is maintained in United States dollars (“$”). In addition, VIE and subsidiaries incorporated in Malaysia are maintained in their local currencies which are Malaysia Ringgit (“MYR”). Monetary assets and liabilities denominated in currencies other than their local currencies are translated into local currencies at the rates of exchange in effect at the consolidated balance sheet dates.

Transactions denominated in currencies other than their local currencies during the year are converted into local currencies at the applicable rates of exchange prevailing when the transactions occur. Transaction gains and losses are recorded in other income, net in the consolidated statements of income and comprehensive income.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date.

The following table outlines the currency exchange rates that were used for the respective periods:

	As of and for the year ended December 31, 2024	As of and for the year ended December 31, 2023
Year/Period-end MYR:US$1 exchange rate	4.4755	4.5915
Year/Period-average MYR:US$1 exchange rate	4.5711	4.5653
Year/Period-end MYR:HKD$1 exchange rate	0.5764	0.5876
Year/Period-average MYR:HKD$1 exchange rate	0.5858	0.5832
Year/Period-end MYR:SGD$1 exchange rate	3.2878	3.4822
Year/Period-average MYR:SGD$1 exchange rate	3.4208	3.3981
Year/Period-end MYR:CNY$1 exchange rate	0.6131	0.6469
Year/Period-average MYR:CNY$1 exchange rate	0.6351	0.6441

Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. For the years ended December 31, 2024 and 2023 the Company incurred a net loss of $1,144,670 and $1,686,901 and had an accumulated losses of $4,261,240 and $3,153,565 for years ended December 31, 2024 and 2023 respectively. As of December 31, 2024, the Company had stockholders’ deficit of $3,055,690 which raise substantial doubt about the Company’s ability to continue as a going concern within one year of the date that the financial statements are issued. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

The Company’s ability to continue as a going concern is dependent upon improving its profitability and the continuing financial support from its shareholders. Management believes the existing shareholders or external financing will provide the additional cash to meet the Company’s obligations as they become due. No assurance can be given that any future financing, if needed, will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, if needed, it may contain undue restrictions on its operations, in the case of debt financing, or cause substantial dilution for its stockholders, in the case of equity financing.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, bank balances, deposits with licensed banks, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of changes in value, net of bank overdrafts and pledged deposits, if any.

Accounts Receivable

Accounts receivable are recorded in accordance with ASC 310, “Receivables.” Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable. The Company does not currently have any amount recorded as an allowance for doubtful accounts. Based on management’s estimate and based on all accounts being current, the Company has not deemed it necessary to reserve for doubtful accounts at this time.

The Company estimates and records a provision for its expected credit losses related to its financial instruments, including its trade receivables. Management considers historical collection rates, the current financial status of the Company’s customers, macroeconomic factors, and other industry-specific factors when evaluating current expected credit losses. Forward-looking information is also considered in the evaluation of current expected credit losses. However, because of the short time to the expected receipt of accounts receivable, management believes that the carrying value, net of expected losses, approximates fair value and therefore, relies more on historical and current analysis of such financial instruments, including its trade receivables.

Credit loss rate is determined by historical collection based on aging schedule, adjusted for current conditions using reasonable and supportable forecasts. Based on the aging categorization and the adjusted loss rate per category, an allowance for credit losses is calculated by multiplying the adjusted loss rate with the amortized cost in the respective age category.

Property, Plant and Equipment (PPE)

Property, plant and equipment, consist of office equipment and computer software, is recorded at cost reduced by accumulated depreciation and impairment, if any. Depreciation expense is recognized over the assets’ estimated useful lives of five years using the straight-line method. Major additions and improvements are capitalized as additions to the property, plant and equipment accounts, while replacements, maintenance and repairs that do not improve or extend the life of the respective assets, are expensed as incurred. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Right-of-Use (ROU)

For all leases at the lease commencement date, a right-of-use asset and a lease liability are recognized. The right-of-use asset represents the right to use the leased asset for the lease term. The lease liability represents the present value of the lease payments under the lease. Right-of-use assets depreciates on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

Lease

A lease is defined as ‘a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration’.

Lease liability is measured at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the Group’s incremental borrowing rate.

Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of businesses acquired. Goodwill is not being amortized but is reviewed at least annually for impairment and whenever events or changes in circumstances indicate that the value of the asset may be impaired. In the evaluation of goodwill impairment, the Company performs a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative assessment is not conclusive, we proceed to a two-step process to test goodwill for impairment including comparing the fair value of the reporting unit to its carrying value (including attributable goodwill). Fair value for the reporting units is determined using an income or market approach incorporating market participant considerations and management’s assumptions on revenue growth rates, operating margins, discount rates and expected capital expenditures. Fair value determinations may include both internal and third-party valuations.

Fair Value Measurement

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three tiers are defined as follows:

● Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

● Level 2—Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

● Level 3—Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

The Company’s financial instruments, including cash, accounts receivable, prepaid expense and other current assets, accounts payable and accrued liabilities, and loans payable, are carried at historical cost. At December 31, 2024 and December 31, 2023, the carrying amounts of these instruments approximated their fair values because of the short-term nature of these instruments.

Non-Controlling Interests

For the Company’s subsidiaries majority-owned by the Company, non-controlling interests are recognized to reflect the portion of the equity which is not attributable, directly or indirectly, to the Company as the controlling shareholder. Non-controlling interests acquired through a business combination are recognized at fair value at the acquisition date, which is estimated with reference to the purchase price per share as of the acquisition date.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers, as issued by the Financial Accounting Standards Board (“FASB”). ASC 606 provides a five-step model for recognizing revenue, which requires management to exercise judgment in evaluating the terms and conditions of each contract. The five steps are:

(1)	Identify the contract(s) or agreement(s) with a customer;
(2)	Identify the performance obligations in the contract or agreement;
(3)	Determine the transaction price;
(4)	Allocate the transaction price to the performance obligations in the contract or agreement; and
(5)	Recognize revenue when (or as) each performance obligation is satisfied.

The Company adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606). Under Topic 606, the Company records revenue when persuasive evidence of an arrangement exists, delivery has occurred, the fee is fixed or determinable and collectability is probable.

For service contracts, including project management, engineering consultancy, and installation services, the Company identifies each service component as a distinct performance obligation. Revenue is recognized upon completion of the performance obligation, which is typically when the service has been fully rendered, and collectability of the consideration is probable. Revenue and related costs are deferred until the performance obligation is satisfied. Deferred costs are recorded as “Deferred Costs of Revenue,” and payments received in advance of completion are recorded as “Deferred Revenue.”

Management evaluates each contract on an ongoing basis for potential losses and, where applicable, recognizes a liability if total estimated costs are expected to exceed total estimated revenue.

Satellite-as-a-Service

Revenue from Satellite-as-a-Service offerings is recognized at a point in time, when the performance obligation is satisfied. Revenue is recognized when the services have been rendered and the deliverables are transferred to the customer, either electronically or physically, and the customer has accepted the deliverables, and it is probable that the Company will collect the consideration to which it is entitled in exchange for the services provided. Revenue is recorded net of any applicable discounts.

Cost of Revenue

The cost of revenue includes all direct costs incurred in the generation of revenue, which comprises:

(1) Cost of service revenue - This primarily consists of employee compensation related to the provision of services.

(2) Cost of installation work – This primarily includes materials, supplies, and service provider fees directly attributable to installation activities

The cost of revenue is recognized in the same period in which the associated revenue is recognized, in accordance with ASC 606.

Earnings Per Share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average common shares outstanding during the periods. Diluted earnings per share is calculated by dividing net income attributable to common shareholders by the weighted average common shares outstanding during the period adjusted for the effect of dilutive common share equivalent (computed using the treasury stock or if converted method).

Income Taxes

Income taxes are determined in accordance with the provisions of ASC Topic 740, “Income Taxes” (“ASC Topic 740”). Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the periods in which those temporary differences are expected to be recovered or settled. Any effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

ASC 740 prescribes a comprehensive model for how companies should recognize, measure, present, and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Under ASC 740, tax positions must initially be recognized in the financial statements when it is more likely than not the position will be sustained upon examination by the tax authorities. Such tax positions must initially and subsequently be measured as the largest amount of tax benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

Related Parties

The Company follows ASC 850, “Related Party Disclosures”, for the identification of related parties and disclosure of related party transactions and balances.

Segment Reporting

The Company follows the guidance of ASC 280, “Segment Reporting”, which establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. For the year ended December 31, 2024, the Company has five reportable segments based on business unit, Satellite Earth Observation, Satellite Ground Station Turnkey Services, Research & Development Center, Startup In Development and Holding Company, and two reportable segments based on country, Malaysia and Non-Malaysia. The Company also adopted ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses.

Recent Accounting Pronouncements

The Company has reviewed all recently issued, but not yet effective, accounting pronouncements and do not believe the future adoption of any such pronouncements may be expected to cause a material impact on its financial condition or the results of its operations.

In November 2023, the FASB issued ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The ASU 2023-07 is effective for annual reporting periods beginning after December 15, 2023 and interim periods in fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has already adopted this ASU on its consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. The ASU 2023-09 is effective for annual reporting periods beginning after December 15, 2024. Early adoption is permitted. The Company has already adopted this ASU on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220-40), Disaggregation of Income Statement Expenses, which requires disclosure of disaggregation of certain relevant expenses included in the consolidated statements of operations on an annual and interim basis. The updated standard will be effective for annual periods beginning in fiscal 2027. The Company is currently evaluating the impact of this ASU may have on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses. The new standard requires entities to disclose additional information about certain expenses, such as purchases of inventory, employee compensation, depreciation, intangible asset amortization, as well as selling expenses included in commonly presented expense captions on the income statement. The FASB further clarified the effective date in January 2025 with the issuance of ASU 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. The ASU is effective for fiscal years beginning after December 15, 2026, and interim periods beginning after December 15, 2027. Companies have the option to apply this guidance either on a retrospective or prospective basis, and early adoption is permitted.

Other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.